Wegener Investment Trust

4380 King Street #810

Alexandria, VA  22302

November 2, 2011

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re: Wegener Investment Trust

File Nos.

333-132055

811-21860

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective November 1, 2011 do not differ from those filed in the Post-Effective Amendment No. 5, which was filed electronically October 28, 2011.

Sincerely,

/s/ Steven M. Wegener

Steven M. Wegener

President and Treasurer